Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ 3,352	£ 383
Actuarial gains arising from experience adjustments	296	(30)
Actuarial gains arising from changes in financial assumptions	(3,974)	(1,098)
Pension remeasurement	£ (326)	£ (745)